Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000223246 | Darling Ingredients9260037
Holdings [Line Items]
Percent of Total Investments	6.80%
C000223246 | Murphy USA9260064
Holdings [Line Items]
Percent of Total Investments	6.00%
C000223246 | Boot Barn Holdings9260024
Holdings [Line Items]
Percent of Total Investments	5.70%
C000223246 | Live Oak Bancshares9260054
Holdings [Line Items]
Percent of Total Investments	5.30%
C000223246 | Extreme Networks9260046
Holdings [Line Items]
Percent of Total Investments	5.20%
C000223246 | Louisiana-Pacific9260057
Holdings [Line Items]
Percent of Total Investments	5.10%
C000223246 | Brink's9260030
Holdings [Line Items]
Percent of Total Investments	4.90%
C000223246 | Dorman Products9260040
Holdings [Line Items]
Percent of Total Investments	4.90%
C000223246 | US Physical Therapy9260072
Holdings [Line Items]
Percent of Total Investments	4.80%
C000223246 | Crane NXT9260032
Holdings [Line Items]
Percent of Total Investments	4.60%
C000223246 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223246 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000223246 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000223246 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000223246 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000223246 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000223246 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000223247 | Darling Ingredients9260037
Holdings [Line Items]
Percent of Total Investments	6.80%
C000223247 | Murphy USA9260064
Holdings [Line Items]
Percent of Total Investments	6.00%
C000223247 | Boot Barn Holdings9260024
Holdings [Line Items]
Percent of Total Investments	5.70%
C000223247 | Live Oak Bancshares9260054
Holdings [Line Items]
Percent of Total Investments	5.30%
C000223247 | Extreme Networks9260046
Holdings [Line Items]
Percent of Total Investments	5.20%
C000223247 | Louisiana-Pacific9260057
Holdings [Line Items]
Percent of Total Investments	5.10%
C000223247 | Brink's9260030
Holdings [Line Items]
Percent of Total Investments	4.90%
C000223247 | Dorman Products9260040
Holdings [Line Items]
Percent of Total Investments	4.90%
C000223247 | US Physical Therapy9260072
Holdings [Line Items]
Percent of Total Investments	4.80%
C000223247 | Crane NXT9260032
Holdings [Line Items]
Percent of Total Investments	4.60%
C000223247 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223247 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000223247 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000223247 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000223247 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000223247 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000223247 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000223248 | Darling Ingredients9260108
Holdings [Line Items]
Percent of Total Investments	6.70%
C000223248 | API Group9260084
Holdings [Line Items]
Percent of Total Investments	5.90%
C000223248 | Murphy USA9260131
Holdings [Line Items]
Percent of Total Investments	5.60%
C000223248 | Boot Barn Holdings9260093
Holdings [Line Items]
Percent of Total Investments	5.40%
C000223248 | Generac Holdings9260115
Holdings [Line Items]
Percent of Total Investments	5.20%
C000223248 | US Physical Therapy9260140
Holdings [Line Items]
Percent of Total Investments	4.60%
C000223248 | Louisiana-Pacific9260123
Holdings [Line Items]
Percent of Total Investments	4.60%
C000223248 | Broadridge Financial Solutions9260101
Holdings [Line Items]
Percent of Total Investments	4.10%
C000223248 | Crane NXT9260104
Holdings [Line Items]
Percent of Total Investments	4.10%
C000223248 | Extreme Networks9260111
Holdings [Line Items]
Percent of Total Investments	4.10%
C000223248 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223248 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223248 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000223248 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000223248 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000223248 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000223248 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000223249 | Darling Ingredients9260108
Holdings [Line Items]
Percent of Total Investments	6.70%
C000223249 | API Group9260084
Holdings [Line Items]
Percent of Total Investments	5.90%
C000223249 | Murphy USA9260131
Holdings [Line Items]
Percent of Total Investments	5.60%
C000223249 | Boot Barn Holdings9260093
Holdings [Line Items]
Percent of Total Investments	5.40%
C000223249 | Generac Holdings9260115
Holdings [Line Items]
Percent of Total Investments	5.20%
C000223249 | US Physical Therapy9260140
Holdings [Line Items]
Percent of Total Investments	4.60%
C000223249 | Louisiana-Pacific9260123
Holdings [Line Items]
Percent of Total Investments	4.60%
C000223249 | Broadridge Financial Solutions9260101
Holdings [Line Items]
Percent of Total Investments	4.10%
C000223249 | Crane NXT9260104
Holdings [Line Items]
Percent of Total Investments	4.10%
C000223249 | Extreme Networks9260111
Holdings [Line Items]
Percent of Total Investments	4.10%
C000223249 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223249 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223249 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000223249 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000223249 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000223249 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000223249 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	42.30%